Stock Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Options and Warrants

Note 7 - Stock Options and Warrants

Warrants

As of March 31, 2024, the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2018 Warrants –financing	3,166	$1.14	September - November 2024
2019 Warrants –financing	33,333	$1.50	March - October 2024
2019 Warrants for services	10,000	$1.50	March - April 2024
2020 Warrants for services	10,000	$1.50	February 2025
2022 Exchange warrants	237,231	$1.14	September 2025
Total	293,730

A summary of all warrant activity for the three months ended March 31, 2024, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2023	297,064	$1.34	2.32
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(3,334)	1.50	-
Balance outstanding at March 31, 2024	293,730	$1.21	1.29
Exercisable at March 31, 2024	293,730	$1.21	1.29

The intrinsic value of the outstanding warrants as of March 31, 2024, was $0, as the exercise prices exceeded the common stock’s fair market value per share on that date.

Equity Incentive Plan

On July 22, 2011, the Board of Directors of the Company approved the Company’s 2011 Equity Incentive Plan (the “Plan”) and on July 26, 2011, stockholders holding a majority of shares of the Company approved, by written consent, the Plan and the issuance under the Plan of 16,667 shares. On November 16, 2017, the Board of Directors approved an increase of 33,333 shares to be made available for issuance under the Plan. Accordingly, the total number of shares of common stock available for issuance under the Plan is 50,000 shares. Awards may be granted to employees, officers, directors, consultants, agents, advisors and independent contractors of the Company and its related companies. Such options may be designated at the time of grant as either incentive stock options or nonqualified stock options. Stock-based compensation includes expense charges related to all stock-based awards. Such awards include options, warrants and stock grants. Generally, the Company issues stock options that vest over three years and expire in 5 to 10 years. There are currently no awards issued and outstanding under the Plan.

Note 7 - Stock Options and Warrants

Warrants

As of December 31, 2023, the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2018 Warrants – financing	3,166	$1.14	September 2024
2019 Warrants –financing	135,000	$1.67	March - October 2024
2019 Warrants for services	4,167	$1.14	March - April 2024
2020 Warrants for services	10,000	$1.14	February 2025
2022 Exchange warrants	237,232	$1.14	September 2025
Total	389,565

A summary of all warrant activity for the year ended December 31, 2023, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2022	422,205	$4.86	2.32
Granted	-	-	-
Exercised	(15,211)	1.26	-
Cancelled	-	-	-
Expired	(17,429)	21.00	-
Balance outstanding at December 31, 2023	389,565	$1.34	1.35
Exercisable at December 31, 2023	389,565	$1.34	1.35

The intrinsic value of the outstanding warrants as of December 31, 2023, was $0, as the exercise prices exceeded the common stock’s fair market value per share on that date.

Equity Incentive Plan

On July 22, 2011, the Board of Directors of the Company approved the Company’s 2011 Equity Incentive Plan (the “Plan”) and on July 26, 2011, stockholders holding a majority of shares of the Company approved, by written consent, the Plan and the issuance under the Plan of 16,667 shares. On November 16, 2017, the Board of Directors approved an increase of 33,333 shares to be made available for issuance under the Plan. Accordingly, the total number of shares of common stock available for issuance under the Plan is 50,000 shares. Awards may be granted to employees, officers, directors, consultants, agents, advisors and independent contractors of the Company and its related companies. Such options may be designated at the time of grant as either incentive stock options or nonqualified stock options. Stock-based compensation includes expense charges related to all stock-based awards. Such awards include options, warrants and stock grants. Generally, the Company issues stock options that vest over three years and expire in 5 to 10 years. There are currently no awards issued and outstanding under the Plan.